Financial Assets and Financial Liabilities Carried At Fair Value Excluding Liabilities Subjected to Compromise (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Assets, Carrying amount
Cash and banks		R$ 277,500	R$ 270,310
Cash equivalents		6,585,184	7,292,941
Short-term investments		136,286	286,005
Accounts receivable	[1]	7,367,442	8,347,459
Available-for-sale financial asset		1,965,972	2,047,379
Dividends receivable		2,012,146	2,008,556
Liabilities, Carrying amount
Trade payables	[2]	5,170,970	4,115,632
Borrowings and financing		54,251	54,915
Dividends and interest on capital		6,222	6,262
Licenses and concessions payable	[2]	20,910	110,750
Tax refinancing program	[2]	888,777	760,456
Other payables (payable for the acquisition of equity interest)	[2]		342,086
Assets, Carrying amount
Cash and banks		277,500	270,310
Cash equivalents		6,585,184	7,292,941
Short-term investments		136,286	286,005
Accounts receivable	[1]	7,367,442	8,347,459
Available-for-sale financial asset		1,965,972	2,047,379
Dividends receivable		2,012,146	2,008,556
Liabilities, Fair value
Trade payables	[2]	5,170,970	4,115,632
Borrowings and financing		54,251	54,915
Dividends and interest on capital		6,222	6,262
Licenses and concessions payable	[2]	20,910	110,750
Tax refinancing program	[2]	R$ 888,777	760,456
Other payables (payable for the acquisition of equity interest)	[2]		R$ 342,086
Cash and Due from Banks
Fair Value Disclosures
Accounting measurement		Fair value	Fair value
Cash and Cash Equivalents
Fair Value Disclosures
Accounting measurement		Fair value	Fair value
Short-term Investments
Fair Value Disclosures
Accounting measurement		Fair value	Fair value
Accounts Receivable
Fair Value Disclosures
Accounting measurement	[1]	Amortized cost	Amortized cost
Available-for-sale Securities
Fair Value Disclosures
Accounting measurement		Fair value	Fair value
Dividend Received
Fair Value Disclosures
Accounting measurement		Amortized cost	Amortized cost
Accounts Payable
Fair Value Disclosures
Accounting measurement	[2]	Amortized cost	Amortized cost
Borrowings
Fair Value Disclosures
Accounting measurement		Amortized cost	Amortized cost
Dividends and Interest on Capital Payable
Fair Value Disclosures
Accounting measurement		Amortized cost	Amortized cost
Licenses and Concessions Payable
Fair Value Disclosures
Accounting measurement	[2]	Amortized cost	Amortized cost
Tax Refinancing Program Liabilities
Fair Value Disclosures
Accounting measurement	[2]	Amortized cost	Amortized cost
Other Payables
Fair Value Disclosures
Accounting measurement	[2]	Amortized cost	Amortized cost

[1]	The balances of accounts receivables if the fourth quarter of 2017 and trade payables have short terms and, therefore, they are not adjusted to fair value.
[2]	The licenses and concessions payable, the tax refinancing program, and other obligations (payable for the acquisition of equity interest) are stated at the amounts that these obligations are expected to be discharged.